Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 1,333	$ 1,575	$ 2,075
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	7,749	6,805	6,518
Amortization of deferred loan costs	616	420	440
Gain on sale of marketable securities	(192)	0	0
Loss on sale or disposal of assets	(251)	160	196
Bad debt expense	615	536	877
Share-based compensation	310	297	1,013
Changes in operating assets and liabilities:
Escrows and acquisition deposits	(519)	3,840	(3,700)
Accrued rent and accounts receivable	(1,939)	(748)	(511)
Unamortized lease commissions and loan costs	(995)	(783)	(634)
Prepaid expenses and other assets	296	446	527
Accounts payable and accrued expenses	993	(2,319)	2,096
Tenants' security deposits	436	166	1
Net cash provided by operating activities	8,452	10,395	8,898
Cash flows from investing activities:
Acquisitions of real estate	(65,910)	(8,625)	(5,619)
Additions to real estate	(7,568)	(4,143)	(3,611)
Proceeds from sale of property	1,567	0	0
Investments in marketable securities	(13,520)	0	0
Proceeds from sales of marketable securities	7,252	0	0
Net cash used in investing activities	(78,179)	(12,768)	(9,230)
Cash flows from financing activities:
Distributions paid	(12,019)	(7,407)	(6,926)
Proceeds from issuance of Whitestone's common shares, net of offering costs	59,683	22,970	0
Proceeds from notes payable	13,905	1,430	9,557
Repayments of notes payable	(3,128)	(2,957)	(8,725)
Payments of loan origination costs	(610)	(98)	(288)
Repurchase of common shares	0	(249)	0
Net cash provided by financing activities	57,831	13,689	(6,382)
Net increase in cash and cash equivalents	(11,896)	11,316	(6,714)
Cash and cash equivalents at beginning of period	17,591	6,275	12,989
Cash and cash equivalents at end of period	$ 5,695	$ 17,591	$ 6,275